Segment Information - Schedule of Financial Performance through Reportable Segments (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 29, 2026		Mar. 30, 2025		Dec. 31, 2025	Dec. 28, 2025		Dec. 29, 2024
Residential Solar Installation [Member]
Segment Reporting [Line Items]
Operating revenues	$ 31,541,000		$ 36,504,000			$ 160,987,000		$ 67,460,000
Less:
Cost of revenues	18,011,000	[1]	22,615,000	[2]		88,400,000	[3]	45,266,000
Sales commissions	6,553,000		6,667,000			26,298,000		23,388,000
Sales and marketing	3,539,000		8,522,000			25,154,000		6,827,000
General and administrative	15,833,000	[1]	10,440,000	[2]		58,597,000	[3]	57,641,000	[4]
Segment operating income (loss)	(12,395,000)		(11,740,000)			(37,462,000)		(65,662,000)
New Homes Business [Member]
Segment Reporting [Line Items]
Operating revenues	14,625,000		41,909,000			124,595,000		41,282,000
Less:
Cost of revenues	9,961,000	[1]	28,422,000	[2]		82,288,000	[3]	23,974,000
Sales commissions	1,166,000		1,017,000			5,032,000		1,202,000
Sales and marketing	876,000					3,253,000
General and administrative	11,545,000	[1]	4,456,000	[2]		29,648,000	[3]	18,953,000	[4]
Segment operating income (loss)	(8,923,000)		8,014,000			4,374,000		(2,847,000)
Dealer [Member]
Segment Reporting [Line Items]
Operating revenues	26,627,000					14,418,000
Less:
Cost of revenues	134,000	[1]		[2]		100,000	[3]
Sales commissions	20,845,000					5,679,000
Sales and marketing	578,000					623,000
General and administrative	2,947,000	[1]		[2]		1,859,000	[3]
Segment operating income (loss)	2,123,000					6,157,000
Reportable Subsegments [Member]
Segment Reporting [Line Items]
Operating revenues	72,793,000		78,413,000			300,000,000		108,742,000
Gain on troubled debt restructuring								22,337,000
Less:
Cost of revenues	600				$ 2,200,000
General and administrative	3,000				7,000,000
Total	3,600				9,200,000
Segment operating income (loss)	(19,195,000)		(3,726,000)			(26,931,000)		(68,509,000)
Unallocated amounts:
Interest expense	(6,924,000)		(6,041,000)			(25,095,000)		(16,223,000)
Interest income			3,000			3,000		19,000
Other non-operating income, net	30,761,000		14,576,000			9,347,000		7,932,000
Loss from continuing operations before taxes	4,642,000		4,812,000			$ (42,676,000)		$ (54,444,000)
Residential Solar Installation [Member]
Less:
Cost of revenues	500		400		2,000,000
General and administrative	1,800		1,000		5,300,000
Total	2,300		1,400		7,300,000
New Homes Business [Member]
Less:
Cost of revenues					100,000
General and administrative	300		200		800,000
Total	300		200		900,000
Dealer [Member]
Less:
Cost of revenues	100				100,000
General and administrative	900				900,000
Total	$ 1,000				$ 1,000,000

[1]	Depreciation and amortization expense in the thirteen week period ended March 29, 2026 was as follows (in millions):
[2]	Depreciation and amortization expense in the thirteen week period ended March 30, 2025 was as follows (in millions):
[3]	For the year ended December 28, 2025, depreciation and amortization expense was as follows
[4]	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.